Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Fixed maturities, at fair value (amortized cost: 2021, $14,181,310; 2020, $12,341,937)	$ 14,071,274	$ 12,786,380
Short-term investments, at fair value (amortized cost: 2021, $213,047; 2020, $416,059)	205,146	416,350
Equities, at fair value (cost: 2021, $903,314; 2020, $847,066)	1,751,584	1,496,441
Investments in real estate	67,539	67,980
Other invested assets	3,601,245	2,967,738
Total investments	19,696,788	17,734,889
Cash and cash equivalents	660,897	2,350,833
Accrued investment income	94,997	92,058
Reinsurance balances receivable	3,063,153	3,118,870
Reinsurance recoverable on paid and unpaid losses	1,787,493	901,063
Prepaid reinsurance premiums	216,338	115,986
Funds held by reinsured companies	561,576	704,768
Deferred acquisition costs	920,779	819,971
Deposit assets	109,528	139,818
Net tax assets	154,472	182,077
Goodwill	456,380	456,380
Intangible assets	98,818	107,669
Other assets	208,652	174,193
Total assets	28,029,871	26,898,575
Liabilities
Non-life reserves	12,047,792	11,395,321
Life and health reserves	2,638,086	2,704,229
Unearned premiums	2,501,161	2,265,214
Other reinsurance balances payable	744,735	482,468
Debt	1,897,499	1,974,731
Deposit liabilities	5,077	5,925
Net tax liabilities	90,974	131,621
Accounts payable, accrued expenses and other	560,561	612,069
Total liabilities	20,485,885	19,571,578
Shareholders’ Equity
Common shares (par value $0.00000001; issued and outstanding: 100,000,000 shares)	0	0
Preferred shares (par value $1.00; issued and outstanding: 2021, 8,000,000 shares; 2020, 25,489,636 shares; aggregate liquidation value: 2021, $200,000; 2020, $637,241)	8,000	25,490
Additional paid-in capital	1,929,934	2,334,564
Accumulated other comprehensive loss	(29,706)	(96,005)
Retained earnings	5,635,758	5,062,948
Total shareholders’ equity	7,543,986	7,326,997
Total liabilities and shareholders’ equity	$ 28,029,871	$ 26,898,575